Shareholder Fees - FidelityInfrastructureFund-PRO	Dec. 30, 2024 USD ($)
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund
Shareholder Fees:
(fees paid directly from your investment)	none